EXPLORATION AND EVALUATION ASSETS	12 Months Ended
Dec. 31, 2018
Statements [Line Items]
EXPLORATION AND EVALUATION ASSETS [Text Block]

5.           EXPLORATION AND EVALUATION ASSETS

Title to mineral properties involves certain inherent risks due to the difficulties of determining the validity of certain claims as well as the potential for problems arising from the frequently ambiguous conveyancing history characteristic of many mineral properties. The Company has investigated title to all of its mineral properties and, to the best of its knowledge, titles to all of its properties are in good standing except as otherwise disclosed. However, this should not be considered as a guarantee of title. The mineral properties may be subject to prior claims or agreements, or transfers, and rights of ownership may be affected by undetected defects.

The following table summarizes the Company’s exploration and evaluation asset expenditures:

	Cruz de Mayo	Guadalupe	Huasabas	Las Chispas(1)	Other	Total
Balance at December 31, 2016	$95,882	$508,805	$353,022	$3,129,247	$73,677	$4,160,633
Expenditures	9,204	26,740	1,114	9,811,677	61,109	9,909,844
Impairment	(76,387)	-	-	-	-	(76,387)
Balance at December 31, 2017	28,699	535,545	354,136	12,940,924	134,786	13,994,090
Expenditures	68,789	-	3,586	18,265,301	52,287	18,389,963
Recovery of exploration and evaluation expenditures	-	(126,007)	-	-	-	(126,007)
Impairment	(97,488)	-	(357,722)	-	(187,073)	(642,283)
Balance at December 31, 2018	$-	$409,538	$-	$31,206,225	$-	$31,615,763

(1) The following table details the Company’s Las Chispas exploration and evaluation asset expenditures to date:

	Cumulative to December 31, 2016	Expenditures during the year	Cumulative to December 31, 2017	Expenditures during the year	Cumulative to December 31, 2018

Acquisition costs:
Option, concession, and surface rights payments (note 8)	$312,140	$623,452	$935,592	$3,861,590	$4,797,182
Exploration and evaluation expenditures:
Assays	371,891	1,018,392	1,390,283	1,422,284	2,812,567
Depreciation (note 6)	-	38,305	38,305	54,762	93,067
Drilling	1,642,359	5,825,873	7,468,232	10,044,369	17,512,601
Field and administrative costs	185,210	1,024,891	1,210,101	636,955	1,847,056
Salaries and remuneration (notes 7)	455,543	673,268	1,128,811	1,344,513	2,473,324
Share-based compensation (notes 7 and 8)	28,097	285,723	313,820	437,021	750,841
Technical consulting services (note 7)	43,980	207,326	251,306	393,109	644,415
Travel and lodging	90,027	114,447	204,474	70,698	275,172
TOTAL	$3,129,247	$9,811,677	$12,940,924	$18,265,301	$31,206,225

The following table summarizes the option payments for concessions at the Las Chispas Property in Sonora, Mexico:

	# of		Future option	Paid in 2018	Paid in 2017	Prior option	Total option
Property	concessions	Title %	payments (US$)	(US$)	(US$)	payments (US$)	payments (US$)
Las Chispas	6	100%	$-	$-	$-	$-	$-
Las Chispas	1	100%	$-	$100,000	$40,000	$10,000	$150,000

A 2% net smelter return royalty is payable for material from this concession that has processed grades greater than or equal to 40 ounces per tonne of silver and 0.5 ounces per tonne of gold, combined. In 2018 and 2017, in relation to this concession, the Company made option payments of $126,510 (US$ 100,000) and $51,944 (US$40,000) respectively.

Las Chispas	4	20%	$360,000	$146,400	$35,000	$30,000	$571,400

The Company had the right and option to purchase an undivided 100% title in four concessions for total consideration of US$575,000. On June 27, 2018, the Company and an option holder representing a 20% title to the four mining concessions agreed to amend the schedule of remaining payments whereby the Company could exercise its option and earn a 20% interest in the concessions. The original payment schedule called for a payment of US$20,000 (of a total US$100,000) on May 20, 2019 and US$70,000 (of a total US$350,000) on May 20, 2020. The amended payment schedule called for an option payment of US$86,400, representing a 4% discount to the original total remaining payments of US$90,000, on June 27, 2018, for an amended total of $571,400. As a result, the Company made a payment of $111,551 (US$86,400), as amended, and earned a 20% interest in the concessions. In 2018 and 2017, in relation to these concessions, the Company made total option payments of $189,017 (US$ 146,400) and $45,451 (US$35,000) respectively.

Las Chispas	13	100%	$-	$2,525,000	$300,000	$125,000	$2,950,000

The Company received the right and option to purchase an undivided 100% title in 13 concessions for total consideration of US$2,950,000. During 2017, the Company and the concession holder agreed to amend the schedule of remaining payments. The original payment schedule detailed a final payment of US$2,725,000 on June 2, 2018. Of which US$500,000 was payable in common shares of SilverCrest and an additional US$500,000, at the concession holder’s option, could be paid in common shares of SilverCrest. As a result, during 2018, the Company paid $2,644,144 (US$2,025,000) in cash and US$500,000 in common shares for a total of US$2,525,000, as amended. The Company issued 236,750 common shares with a fair value of $682,992 (note 8), which was recorded as an acquisition cost. The concession holder did not exercise their right to receive common shares. Total acquisition costs of $3,327,136 were recorded in 2018. During 2017, the Company paid $129,860 (US$100,000), as scheduled, and $259,720 (US$200,000), as amended, for total options payments of $389,580 (US$300,000).

Las Chispas	1	0%	$100,000	$-	$20,000	$30,000	$150,000
Las Chispas	1	67%	$-	$-	$5,000	$-	$5,000

The remaining 33% is owned by a local Mexican family and not optioned to SilverCrest.

Las Chispas	2	0%	$150,000	$26,697	$-	$-	$176,697

During 2018, the Company acquired an option to purchase the rights to a mining concession application from a local Mexican company. The Company also agreed to pay US$150,000 upon receiving 100% title to the concession.

Total Las Chispas Concessions	28	$610,000	$2,798,097	$400,000	$195,000	$4,003,097

The following table summarizes the option payments for concessions at the Cruz de Mayo Property in Sonora, Mexico:

			Future option			Prior option	Total option
	# of		payments	Paid in 2018	Paid in 2017	payments	payments
Property	concessions	Title %	(US$)	(US$)	(US$)	(US$)	(US$)
Cruz de Mayo	1	100%	$-	$-	$-	$-	$-
Cruz de Mayo	1	0%	$655,000	$100,000	$-	$245,000	$1,000,000

The Company had an option to purchase a 100% interest in the El Gueriguito concession, which was terminated in December 2017. As a result, during 2017, the Company recorded impairment expense of $76,387 for related previously capitalized costs. During 2018, the Company reinstated its option agreement for this concession and made payments of $130,575 (US$100,000). While the Company continues to have either a 100% interest or the option to purchase a 100% interest in the Cruz de Mayo concessions, no substantive exploration expenditures are currently budgeted nor planned. As a result during 2018, the Company recorded impairment expense of $97,488 for all remaining capitalized costs relating to theseconcessions.

Total Cruz De Mayo Concessions	2	$655,000	$100,000	$-	$245,000	$1,000,000

Other properties in Mexico

The Company’s other Mexican exploration properties include Huasabas, Guadalupe, Angel de Plata, and Estacion Llano.

On February 28, 2018, the Company entered into an option agreement whereby the optionee can earn a 100% interest in the Guadalupe property by making staged payments of $126,007 (US$100,000) upon signing (received), US$100,000 on February 28, 2019 (received subsequent to December 31, 2018), and US$300,000 on February 28, 2020. The Company recorded the option payment and the reimbursement of concession taxes as a recovery and credited it against the carrying value of the Guadalupe property.

While the Company continues to have a 100% interest in the Huasabas, Angel de Plata, and Estacion Llano properties, no substantive exploration expenditures are currently budgeted nor planned. As a result during 2018, the Company recorded impairment expense of $544,795 for all previously capitalized costs related to these properties.